Schedule of Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending		5 years 6 months 7 days
Warrant [Member]
Number of warrants, Outstanding beginning	14,619	2,414
Weighted average exercise price, Outstanding beginning	$ 601.78	$ 3,110
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning			1 year 3 months 25 days
Number of warrants, Exercisable beginning	11,114	2,414
Weighted average exercise price, Exercisable beginning	770.50	3.110
Weighted average remaining contractual life in years, Exercisable	4 years 1 month 24 days	5 years 6 months 7 days	1 year 3 months 25 days
Aggregate intrinsic value, Exercisable beginning
Number of warrants, Granted		214,028
Weighted average exercise price, Granted		7.50
Number of Shares, Warrants Exercised		(201,823)
Weighted average exercise price, Exercised		1.50
Number of warrants, Forfeited or Expired	(2,358)
Weighted average exercise price, Forfeited or Expired
Number of warrants, Outstanding ending	12,261	14,619	2,414
Weighted average exercise price, Outstanding ending	$ 129.05	$ 601.78	$ 3,110
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending		4 years 2 months 12 days
Number of warrants, Exercisable ending	12,261	11,114	2,414
Weighted average exercise price, Exercisable ending	129.05	770.50	3.110
Aggregate intrinsic value, Exercisable ending
Weighted average remaining contractual life in years, Outstanding	4 years 1 month 24 days	4 years 2 months 12 days
Number of warrants, Exercised		201,823